Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Expense (Benefit)

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Current income taxes:
Federal	$40,312	$46,169	$(7,361)
State	10,785	7,281	517

Total current income taxes	$51,097	$53,450	$(6,844)

Deferred income taxes:
Federal	(555)	(14,233)	44,800
State	(84)	(1,739)	6,479

Total deferred income taxes	(639)	(15,972)	51,279

Total income tax expense	$50,458	$37,478	$44,435

Reconciliation Of The Differences Between Taxes Computed Using The Statutory Federal Income Tax Rate And Actual Income Tax Expense

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Income tax expense based upon the Federal statutory rate on income before income taxes	$44,812	$35,282	$41,126
Increase (decrease) in tax resulting from:
Tax-exempt interest, net of interest expense disallowance	(1,139)	(963)	(988)
State taxes, net of federal tax benefit	6,955	3,602	4,547
Income earned on bank owned life insurance	(854)	(795)	(677)
Non-deductible compensation costs	644	707	1,136
Meals, entertainment and related expenses	802	669	527
Tax credits	(562)	(704)	(885)
Other, net	(200)	(320)	(351)

Income tax expense	$50,458	$37,478	$44,435

Deferred Tax Assets And Liabilities

	Years Ended December 31,
(Dollars in thousands)	2011	2010
Deferred tax assets:
Allowance for credit losses	$44,538	$45,467
Net unrealized losses on derivatives included in other comprehensive income	4,623	5,021
Deferred compensation	10,855	5,881
Stock-based compensation	10,757	9,332
Nonaccrued interest	2,414	2,016
Other real estate owned	9,724	3,628
Mortgage banking recourse obligation	992	3,433
Goodwill and intangible assets	264	—
Other	3,696	1,298

Total gross deferred tax assets	87,863	76,076

Deferred tax liabilities:
Discount on purchased loans	37,657	35,341
Premises and equipment	20,591	17,668
Goodwill and intangible assets	—	7,649
Deferred loan fees and costs	5,809	5,054
FHLB stock dividends	3,322	2,810
Capitalized servicing rights	2,650	3,375
Net unrealized gains on securities included in other comprehensive income	2,807	1,691
Deferred gain on termination of derivatives	68	145
Debt finance/prepayment charges	1,450	2,659
Covered assets	30,058	16,933
Other	829	490

Total gross deferred liabilities	105,241	93,815

Net deferred tax liabilities	$17,378	$17,739